Note 15 - Stockholders' Equity (deficit): Schedule of Debt Conversions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Principal
Amount Converted	$ 401,753
01-03-2017 | EMA Financial Llc | Principal
Amount Converted	17,400
01-04-2017 | EMA Financial Llc | Principal
Amount Converted	19,200
01-05-2017 | Adar Bays Llc | Principal
Amount Converted	14,444
01-05-2017 | Black Forest Capital Llc | Principal
Amount Converted	7,750
01-06-2017 | EMA Financial Llc | Principal
Amount Converted	21,704
01-11-2017 | Black Forest Capital Llc | Principal
Amount Converted	11,625
01-13-2017 | EMA Financial Llc | Principal
Amount Converted	24,556
01-13-2017 | Black Forest Capital Llc | Principal
Amount Converted	15,500
01-13-2017 | Microcap Equity Group Llc | Principal
Amount Converted	17,138
01-17-2017 | Black Forest Capital Llc | Principal
Amount Converted	17,050
01-17-2017 | Microcap Equity Group Llc | Principal
Amount Converted	9,861
01-17-2017 | Tangiers Investment Group Llc | Principal
Amount Converted	15,044
01-18-2017 | Black Forest Capital Llc | Principal
Amount Converted	17,437
01-18-2017 | Kodiak Capital | Principal
Amount Converted	20,800
01-19-2017 | Black Forest Capital Llc | Principal
Amount Converted	9,253
01-19-2017 | Kodiak Capital | Principal
Amount Converted	26,000
01-20-2017 | Auctus Fund Llc | Principal
Amount Converted	20,311
01-20-2017 | Colonial Stock Transfer | Principal
Amount Converted	8,970
01-24-2017 | Kodiak Capital | Principal
Amount Converted	30,800
01-30-2017 | Auctus Fund Llc | Principal
Amount Converted	17,080
02-13-2017 | Kodiak Capital | Principal
Amount Converted	9,886
02-14-2017 | Kodiak Capital | Principal
Amount Converted	19,200
02-15-2017 | Auctus Fund Llc | Principal
Amount Converted	30,741
04-25-2017 | Microcap Equity Group Llc | Subsequent Event | Principal
Amount Converted	7,845
05-04-2017 | Black Forest Capital Llc | Subsequent Event | Principal
Amount Converted	15,000
05-10-2017 | Black Forest Capital Llc | Subsequent Event | Principal
Amount Converted	$ 12,500
11/14/2016 | EMA Financial Llc
Price		$ 0.001
11/14/2016 | EMA Financial Llc | Principal
Amount Converted		$ 2,752.00
11/14/2016 | Adar Bays Llc
Price		$ 0.0029
11/14/2016 | Adar Bays Llc | Principal
Amount Converted		$ 3,416.00
11/15/2016 | Adar Bays Llc
Price		$ 0.0021
11/15/2016 | Adar Bays Llc | Principal
Amount Converted		$ 3,062.75
11/15/2016 | Black Forest Capital Llc
Price		$ 0.0021
11/15/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 3,045.00
11/15/2016 | Auctus Fund Llc
Price		$ 0.0017
11/15/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 2,436.00
11/21/2016 | Black Forest Capital Llc
Price		$ 0.0015
11/21/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 2,805.00
11/23/2016 | EMA Financial Llc
Price		$ 0.001
11/23/2016 | EMA Financial Llc | Principal
Amount Converted		$ 4,888.00
11/23/2016 | Adar Bays Llc
Price		$ 0.0014
11/23/2016 | Adar Bays Llc | Principal
Amount Converted		$ 2,528.65
11/23/2016 | Black Forest Capital Llc
Price		$ 0.0015
11/23/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 2,925.00
11/28/2016 | Adar Bays Llc
Price		$ 0.0014
11/28/2016 | Adar Bays Llc | Principal
Amount Converted		$ 2,997.00
11/28/2016 | Black Forest Capital Llc
Price		$ 0.0013
11/28/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 2,437.50
11/29/2016 | EMA Financial Llc
Price		$ 0.0005
11/29/2016 | EMA Financial Llc | Principal
Amount Converted		$ 6,089.50
11/29/2016 | Tangiers Investment Group Llc
Price		$ 0.0011
11/29/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 5,979.00
11/30/2016 | Adar Bays Llc
Price		$ 0.0011
11/30/2016 | Adar Bays Llc | Principal
Amount Converted		$ 4,170.00
11/30/2016 | Black Forest Capital Llc
Price		$ 0.0013
11/30/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 3,300.00
12/01/2016 | Adar Bays Llc
Price		$ 0.0011
12/01/2016 | Adar Bays Llc | Principal
Amount Converted		$ 4,098.35
12/01/2016 | Black Forest Capital Llc
Price		$ 0.0013
12/01/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 3,900.48
12/01/2016 | Auctus Fund Llc
Price		$ 0.0010
12/01/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 3,564.00
12/05/2016 | EMA Financial Llc
Price		$ 0.0010
12/05/2016 | EMA Financial Llc | Principal
Amount Converted		$ 9,993.00
12/05/2016 | Adar Bays Llc
Price		$ 0.0011
12/05/2016 | Adar Bays Llc | Principal
Amount Converted		$ 4,005.93
12/05/2016 | Black Forest Capital Llc
Price		$ 0.0011
12/05/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 4,950.00
12/05/2016 | Microcap Equity Group Llc
Price		$ 0.0011
12/05/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 4,000.00
12/05/2016 | Tangiers Investment Group Llc
Price		$ 0.0010
12/05/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 8,995.00
12/07/2016 | EMA Financial Llc
Price		$ 0.001
12/07/2016 | EMA Financial Llc | Principal
Amount Converted		$ 13,380.00
12/07/2016 | Black Forest Capital Llc
Price		$ 0.0011
12/07/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 6,600.00
12/07/2016 | Auctus Fund Llc
Price		$ 0.0009
12/07/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 3,136.32
12/09/2016 | Black Forest Capital Llc
Price		$ 0.0011
12/09/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 7,700.00
12/12/2016 | Auctus Fund Llc
Price		$ 0.0016
12/12/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 3,990.80
12/13/2016 | Black Forest Capital Llc
Price		$ 0.0011
12/13/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 7,810.00
12/13/2016 | Auctus Fund Llc
Price		$ 0.0008
12/13/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 6,543.60
12/14/2016 | EMA Financial Llc
Price		$ 0.0004
12/14/2016 | EMA Financial Llc | Principal
Amount Converted		$ 10,940.25
12/15/2016 | Black Forest Capital Llc
Price		$ 0.0008
12/15/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 6,800.00
12/16/2016 | Auctus Fund Llc
Price		$ 0.0006
12/16/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 5,274.68
12/20/2016 | Black Forest Capital Llc
Price		$ 0.0008
12/20/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 6,790.00
12/21/2016 | EMA Financial Llc
Price		$ 0.001
12/21/2016 | EMA Financial Llc | Principal
Amount Converted		$ 10,632.00
12/21/2016 | Adar Bays Llc
Price		$ 0.0008
12/21/2016 | Adar Bays Llc | Principal
Amount Converted		$ 7,000.00
12/22/2016 | Black Forest Capital Llc
Price		$ 0.0008
12/22/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 6,240.00
12/27/2016 | EMA Financial Llc
Price		$ 0.001
12/27/2016 | EMA Financial Llc | Principal
Amount Converted		$ 12,470.00
12/27/2016 | Adar Bays Llc
Price		$ 0.0016
12/27/2016 | Adar Bays Llc | Principal
Amount Converted		$ 9,050.00
12/28/2016 | EMA Financial Llc
Price		$ 0.001
12/28/2016 | EMA Financial Llc | Principal
Amount Converted		$ 13,714.00
12/28/2016 | Black Forest Capital Llc
Price		$ 0.0008
12/28/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 5,775.85
12/28/2016 | Microcap Equity Group Llc
Price		$ 0.0008
12/28/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 7,000.00
10/23/2016 | Microcap Equity Group Llc
Price		$ 0.013
10/23/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 2,264.00
10/24/2016 | Black Forest Capital Llc
Price		$ 0.013
10/24/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 3,107.00
10/24/2016 | Microcap Equity Group Llc
Price		$ 0.013
10/24/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 3,110.00
10/26/2016 | Black Forest Capital Llc
Price		$ 0.013
10/26/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 3,367.00
10/26/2016 | Microcap Equity Group Llc
Price		$ 0.013
10/26/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 3,382.00
10/26/2016 | Colonial Stock Transfer
Price		$ 0.012
10/26/2016 | Colonial Stock Transfer | Principal
Amount Converted		$ 2,400.00
10/27/2016 | EMA Financial Llc
Price		$ 0.005
10/27/2016 | EMA Financial Llc | Principal
Amount Converted		$ 1,525.16
10/27/2016 | Adar Bays Llc
Price		$ 0.020
10/27/2016 | Adar Bays Llc | Principal
Amount Converted		$ 5,000.00
10/27/2016 | Microcap Equity Group Llc
Price		$ 0.013
10/27/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 3,382.00
10/27/2016 | Auctus Fund Llc
Price		$ 0.010
10/27/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 2,954.64
10/31/2016 | EMA Financial Llc
Price		$ 0.005
10/31/2016 | EMA Financial Llc | Principal
Amount Converted		$ 1,974.38
10/31/2016 | Adar Bays Llc
Price		$ 0.012
10/31/2016 | Adar Bays Llc | Principal
Amount Converted		$ 4,400.00
10/31/2016 | Black Forest Capital Llc
Price		$ 0.013
10/31/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 4,000.00
10/31/2016 | Microcap Equity Group Llc
Price		$ 0.012
10/31/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 4,300.00
10/31/2016 | Kodiak Capital
Price		$ 0.000
10/31/2016 | Kodiak Capital | Principal
Amount Converted		$ 64.12
11/01/2016 | Adar Bays Llc
Price		$ 0.011
11/01/2016 | Adar Bays Llc | Principal
Amount Converted		$ 4,300.00
11/01/2016 | Microcap Equity Group Llc
Price		$ 0.012
11/01/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 4,772.00
11/01/2016 | Auctus Fund Llc
Price		$ 0.009
11/01/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 3,445.40
11/02/2016 | EMA Financial Llc
Price		$ 0.004
11/02/2016 | EMA Financial Llc | Principal
Amount Converted		$ 2,153.83
11/02/2016 | Adar Bays Llc
Price		$ 0.011
11/02/2016 | Adar Bays Llc | Principal
Amount Converted		$ 5,400.00
11/03/2016 | Black Forest Capital Llc
Price		$ 0.011
11/03/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 3,977.50
11/03/2016 | Tangiers Investment Group Llc
Price		$ 0.0091
11/03/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 9,397.00
11/03/2016 | Auctus Fund Llc
Price		$ 0.008
11/03/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 3,040.94
11/04/2016 | Microcap Equity Group Llc
Price		$ 0.010
11/04/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 5,200.00
11/04/2016 | Tangiers Investment Group Llc
Price		$ 0.005
11/04/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 6,591.00
11/04/2016 | Kodiak Capital
Price		$ 0.000
11/04/2016 | Kodiak Capital | Principal
Amount Converted		$ 309.26
11/05/2016 | Adar Bays Llc
Price		$ 0.010
11/05/2016 | Adar Bays Llc | Principal
Amount Converted		$ 5,000.00
11/06/2016 | Adar Bays Llc
Price		$ 0.005
11/06/2016 | Adar Bays Llc | Principal
Amount Converted		$ 2,450.00
11/07/2016 | Adar Bays Llc
Price		$ 0.003
11/07/2016 | Adar Bays Llc | Principal
Amount Converted		$ 3,522.00
11/08/2016 | EMA Financial Llc
Price		$ 0.002
11/08/2016 | EMA Financial Llc | Principal
Amount Converted		$ 1,898.46
11/08/2016 | Adar Bays Llc
Price		$ 0.0053
11/08/2016 | Adar Bays Llc | Principal
Amount Converted		$ 1,203.00
11/08/2016 | Black Forest Capital Llc
Price		$ 0.003
11/08/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 3,657.10
11/08/2016 | Microcap Equity Group Llc
Price		$ 0.000
11/09/2016 | Adar Bays Llc
Price		$ 0.005
11/09/2016 | Adar Bays Llc | Principal
Amount Converted		$ 2,722.00
11/09/2016 | Black Forest Capital Llc
Price		$ 0.005
11/09/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 1,597.61
11/09/2016 | Tangiers Investment Group Llc
Price		$ 0.0048
11/09/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 8,282.00
11/09/2016 | Auctus Fund Llc
Price		$ 0.005
11/09/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 4,022.88
11/10/2016 | Adar Bays Llc
Price		$ 0.0053
11/10/2016 | Adar Bays Llc | Principal
Amount Converted		$ 5,449.00
11/10/2016 | Microcap Equity Group Llc
Price		$ 0.0053
11/10/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 4,590.00
11/11/2016 | Black Forest Capital Llc
Price		$ 0.0029
11/11/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 2,650.50
11/11/2016 | Microcap Equity Group Llc
Price		$ 0.0028
11/11/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 2,121.79
11/11/2016 | Tangiers Investment Group Llc
Price		$ 0.0026
11/11/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 6,419.00
11/22/2016 | Microcap Equity Group Llc
Price		$ 0.0015
11/22/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 2,000.00
11/22/2016 | Tangiers Investment Group Llc
Price		$ 0.0013
11/22/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 5,062.00
11/29/20161 | Adar Bays Llc
Price		$ 0.0011
11/29/20161 | Adar Bays Llc | Principal
Amount Converted		$ 2,986.00
11/29/20162 | Adar Bays Llc
Price		$ 0.0011
11/29/20162 | Adar Bays Llc | Principal
Amount Converted		$ 3,220.00
12/19/2016 | Microcap Equity Group Llc
Price		$ 0.0008
12/19/2016 | Microcap Equity Group Llc | Principal
Amount Converted		$ 6,000.00
12/28/20161 | Adar Bays Llc
Price		$ 0.0008
12/28/20161 | Adar Bays Llc | Principal
Amount Converted		$ 9,359.00
12/28/20162 | Adar Bays Llc
Price		$ 0.0008
12/28/20162 | Adar Bays Llc | Principal
Amount Converted		$ 10,293.00
12/29/2016 | Adar Bays Llc
Price		$ 0.008
12/29/2016 | Adar Bays Llc | Principal
Amount Converted		$ 12,453.75
12/30/2016 | Adar Bays Llc
Price		$ 0.008
12/30/2016 | Adar Bays Llc | Principal
Amount Converted		$ 12,000.00
4/29/2016 | Blackbridge Capital LLC
Price		$ 1.38
4/29/2016 | Blackbridge Capital LLC | Principal
Amount Converted		$ 25,000.00
5/19/2016 | EMA Financial Llc
Price		$ 1.50
5/19/2016 | EMA Financial Llc | Principal
Amount Converted		$ 5,250.00
5/19/2016 | Blackbridge Capital LLC
Price		$ 0.02
5/27/2016 | EMA Financial Llc
Price		$ 0.12
5/27/2016 | EMA Financial Llc | Principal
Amount Converted		$ 5,500.00
5/27/2016 | Blackbridge Capital LLC
Price		$ 0.02
6/3/2016 | Black Forest Capital Llc
Price		$ 0.20
6/3/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 10,000.00
6/6/2016 | Auctus Fund Llc
Price		$ 0.22
6/6/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 12,034.30
6/8/2016 | EMA Financial Llc
Price		$ 0.06
6/8/2016 | EMA Financial Llc | Principal
Amount Converted		$ 3,744.63
6/8/2016 | Blackbridge Capital LLC
Price		$ 0.08
6/8/2016 | Blackbridge Capital LLC | Principal
Amount Converted		$ 10,000.00
6/9/2016 | EMA Financial Llc
Price		$ 0.04
6/9/2016 | EMA Financial Llc | Principal
Amount Converted		$ 2,861.69
6/9/2016 | Tangiers Investment Group Llc
Price		$ 0.08
6/9/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 10,400.00
6/10/2016 | Black Forest Capital Llc
Price		$ 0.06
6/10/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 5,000.00
6/10/2016 | Auctus Fund Llc
Price		$ 0.08
6/10/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 4,109.67
6/10/2016 | Blackbridge Capital LLC
Price		$ 0.06
6/10/2016 | Blackbridge Capital LLC | Principal
Amount Converted		$ 10,000.00
6/13/2016 | EMA Financial Llc
Price		$ 0.02
6/13/2016 | EMA Financial Llc | Principal
Amount Converted		$ 2,207.27
6/14/2016 | Tangiers Investment Group Llc
Price		$ 0.06
6/14/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 11,150.00
6/14/2016 | Blackbridge Capital LLC
Price		$ 0.02
6/15/2016 | Black Forest Capital Llc
Price		$ 0.06
6/15/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 5,000.00
6/16/2016 | Tangiers Investment Group Llc
Price		$ 0.04
6/16/2016 | Tangiers Investment Group Llc | Principal
Amount Converted		$ 2,509.00
6/17/2016 | Black Forest Capital Llc
Price		$ 0.04
6/17/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 5,022.50
6/17/2016 | Blackbridge Capital LLC
Price		$ 0.02
6/20/2016 | Adar Bays Llc
Price		$ 0.04
6/20/2016 | Adar Bays Llc | Principal
Amount Converted		$ 4,415.39
6/20/2016 | Blackbridge Capital LLC
Price		$ 0.02
6/21/2016 | Black Forest Capital Llc
Price		$ 0.04
6/21/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 5,022.50
6/22/2016 | Black Forest Capital Llc
Price		$ 0.04
6/22/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 5,535.00
6/27/2016 | Blackbridge Capital LLC
Price		$ 0.04
6/27/2016 | Blackbridge Capital LLC | Principal
Amount Converted		$ 500.00
7/8/2016 | Adar Bays Llc
Price		$ 0.04
7/8/2016 | Adar Bays Llc | Principal
Amount Converted		$ 3,075.00
7/15/2016 | Kodiak Capital
Price		$ 0.02
7/15/2016 | Kodiak Capital | Principal
Amount Converted		$ 3,717.00
10/07/2016 | Kodiak Capital
Price		$ 0.007
10/07/2016 | Kodiak Capital | Principal
Amount Converted		$ 1,222.82
10/17/2016 | Auctus Fund Llc
Price		$ 0.000
10/17/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 2,374.35
10/18/2016 | EMA Financial Llc
Price		$ 0.005
10/18/2016 | EMA Financial Llc | Principal
Amount Converted		$ 934.60
10/19/2016 | Black Forest Capital Llc
Price		$ 0.013
10/19/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 2,262.00
10/20/2016 | Black Forest Capital Llc
Price		$ 0.013
10/20/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 2,480.00
10/21/2016 | EMA Financial Llc
Price		$ 0.005
10/21/2016 | EMA Financial Llc | Principal
Amount Converted		$ 1,125.54
10/21/2016 | Black Forest Capital Llc
Price		$ 0.013
10/21/2016 | Black Forest Capital Llc | Principal
Amount Converted		$ 2,730.00
10/21/2016 | Auctus Fund Llc
Price		$ 0.014
10/21/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 2,490.63
10/25/2016 | Auctus Fund Llc
Price		$ 0.010
10/25/2016 | Auctus Fund Llc | Principal
Amount Converted		$ 2,491.84
Common Stock
Shares Issued	661,179,348
Common Stock | 01-03-2017 | EMA Financial Llc
Shares Issued	17,400,000
Common Stock | 01-04-2017 | EMA Financial Llc
Shares Issued	19,200,000
Common Stock | 01-05-2017 | Adar Bays Llc
Shares Issued	18,637,742
Common Stock | 01-05-2017 | Black Forest Capital Llc
Shares Issued	10,000,000
Common Stock | 01-06-2017 | EMA Financial Llc
Shares Issued	21,704,000
Common Stock | 01-11-2017 | Black Forest Capital Llc
Shares Issued	15,000,000
Common Stock | 01-13-2017 | EMA Financial Llc
Shares Issued	24,556,110
Common Stock | 01-13-2017 | Black Forest Capital Llc
Shares Issued	20,000,000
Common Stock | 01-13-2017 | Microcap Equity Group Llc
Shares Issued	22,851,306
Common Stock | 01-17-2017 | Black Forest Capital Llc
Shares Issued	22,000,000
Common Stock | 01-17-2017 | Microcap Equity Group Llc
Shares Issued	13,148,693
Common Stock | 01-17-2017 | Tangiers Investment Group Llc
Shares Issued	21,569,061
Common Stock | 01-18-2017 | Black Forest Capital Llc
Shares Issued	22,500,000
Common Stock | 01-18-2017 | Kodiak Capital
Shares Issued	52,000,000
Common Stock | 01-19-2017 | Black Forest Capital Llc
Shares Issued	11,939,846
Common Stock | 01-19-2017 | Kodiak Capital
Shares Issued	65,000,000
Common Stock | 01-20-2017 | Auctus Fund Llc
Shares Issued	32,760,000
Common Stock | 01-20-2017 | Colonial Stock Transfer
Shares Issued	13,289,051
Common Stock | 01-24-2017 | Kodiak Capital
Shares Issued	77,000,000
Common Stock | 01-30-2017 | Auctus Fund Llc
Shares Issued	42,700,000
Common Stock | 02-13-2017 | Kodiak Capital
Shares Issued	24,716,275
Common Stock | 02-14-2017 | Kodiak Capital
Shares Issued	48,000,000
Common Stock | 02-15-2017 | Auctus Fund Llc
Shares Issued	45,207,264
Common Stock | 04-25-2017 | Microcap Equity Group Llc | Subsequent Event
Shares Issued	5,410,489
Common Stock | 05-04-2017 | Black Forest Capital Llc | Subsequent Event
Shares Issued	10,344,828
Common Stock | 05-10-2017 | Black Forest Capital Llc | Subsequent Event
Shares Issued	16,666,667
Common Stock | 11/14/2016 | EMA Financial Llc
Shares Issued		2,752,000
Common Stock | 11/14/2016 | Adar Bays Llc
Shares Issued		1,198,596
Common Stock | 11/15/2016 | Adar Bays Llc
Shares Issued		1,458,452
Common Stock | 11/15/2016 | Black Forest Capital Llc
Shares Issued		1,450,000
Common Stock | 11/15/2016 | Auctus Fund Llc
Shares Issued		1,450,000
Common Stock | 11/21/2016 | Black Forest Capital Llc
Shares Issued		1,870,000
Common Stock | 11/23/2016 | EMA Financial Llc
Shares Issued		4,888,000
Common Stock | 11/23/2016 | Adar Bays Llc
Shares Issued		1,873,074
Common Stock | 11/23/2016 | Black Forest Capital Llc
Shares Issued		1,950,000
Common Stock | 11/28/2016 | Adar Bays Llc
Shares Issued		2,220,000
Common Stock | 11/28/2016 | Black Forest Capital Llc
Shares Issued		1,950,000
Common Stock | 11/29/2016 | EMA Financial Llc
Shares Issued		6,089,500
Common Stock | 11/29/2016 | Tangiers Investment Group Llc
Shares Issued		5,314,667
Common Stock | 11/30/2016 | Adar Bays Llc
Shares Issued		3,706,667
Common Stock | 11/30/2016 | Black Forest Capital Llc
Shares Issued		2,640,000
Common Stock | 12/01/2016 | Adar Bays Llc
Shares Issued		3,642,978
Common Stock | 12/01/2016 | Black Forest Capital Llc
Shares Issued		3,103,992
Common Stock | 12/01/2016 | Auctus Fund Llc
Shares Issued		3,564,000
Common Stock | 12/05/2016 | EMA Financial Llc
Shares Issued		9,993,000
Common Stock | 12/05/2016 | Adar Bays Llc
Shares Issued		3,641,755
Common Stock | 12/05/2016 | Black Forest Capital Llc
Shares Issued		4,500,000
Common Stock | 12/05/2016 | Microcap Equity Group Llc
Shares Issued		3,636,363
Common Stock | 12/05/2016 | Tangiers Investment Group Llc
Shares Issued		9,085,859
Common Stock | 12/07/2016 | EMA Financial Llc
Shares Issued		13,380,000
Common Stock | 12/07/2016 | Black Forest Capital Llc
Shares Issued		6,000,000
Common Stock | 12/07/2016 | Auctus Fund Llc
Shares Issued		3,564,000
Common Stock | 12/09/2016 | Black Forest Capital Llc
Shares Issued		7,000,000
Common Stock | 12/12/2016 | Auctus Fund Llc
Shares Issued		4,535,000
Common Stock | 12/13/2016 | Black Forest Capital Llc
Shares Issued		7,100,000
Common Stock | 12/13/2016 | Auctus Fund Llc
Shares Issued		7,790,000
Common Stock | 12/14/2016 | EMA Financial Llc
Shares Issued		10,940,250
Common Stock | 12/15/2016 | Black Forest Capital Llc
Shares Issued		8,500,000
Common Stock | 12/16/2016 | Auctus Fund Llc
Shares Issued		8,241,688
Common Stock | 12/20/2016 | Black Forest Capital Llc
Shares Issued		8,487,500
Common Stock | 12/21/2016 | EMA Financial Llc
Shares Issued		10,632,000
Common Stock | 12/21/2016 | Adar Bays Llc
Shares Issued		8,750,000
Common Stock | 12/22/2016 | Black Forest Capital Llc
Shares Issued		7,800,000
Common Stock | 12/27/2016 | EMA Financial Llc
Shares Issued		12,470,000
Common Stock | 12/27/2016 | Adar Bays Llc
Shares Issued		11,677,419
Common Stock | 12/28/2016 | EMA Financial Llc
Shares Issued		13,714,000
Common Stock | 12/28/2016 | Black Forest Capital Llc
Shares Issued		7,452,710
Common Stock | 12/28/2016 | Microcap Equity Group Llc
Shares Issued		9,333,333
Common Stock | 10/23/2016 | Microcap Equity Group Llc
Shares Issued		174,153
Common Stock | 10/24/2016 | Black Forest Capital Llc
Shares Issued		239,000
Common Stock | 10/24/2016 | Microcap Equity Group Llc
Shares Issued		239,230
Common Stock | 10/26/2016 | Black Forest Capital Llc
Shares Issued		259,000
Common Stock | 10/26/2016 | Microcap Equity Group Llc
Shares Issued		260,153
Common Stock | 10/26/2016 | Colonial Stock Transfer
Shares Issued		205,128
Common Stock | 10/27/2016 | EMA Financial Llc
Shares Issued		293,300
Common Stock | 10/27/2016 | Adar Bays Llc
Shares Issued		250,000
Common Stock | 10/27/2016 | Microcap Equity Group Llc
Shares Issued		260,153
Common Stock | 10/27/2016 | Auctus Fund Llc
Shares Issued		284,100
Common Stock | 10/31/2016 | EMA Financial Llc
Shares Issued		429,213
Common Stock | 10/31/2016 | Adar Bays Llc
Shares Issued		342,412
Common Stock | 10/31/2016 | Black Forest Capital Llc
Shares Issued		311,285
Common Stock | 10/31/2016 | Microcap Equity Group Llc
Shares Issued		373,913
Common Stock | 10/31/2016 | Kodiak Capital
Shares Issued		171,000
Common Stock | 11/01/2016 | Adar Bays Llc
Shares Issued		373,913
Common Stock | 11/01/2016 | Microcap Equity Group Llc
Shares Issued		414,956
Common Stock | 11/01/2016 | Auctus Fund Llc
Shares Issued		374,500
Common Stock | 11/02/2016 | EMA Financial Llc
Shares Issued		530,500
Common Stock | 11/02/2016 | Adar Bays Llc
Shares Issued		469,565
Common Stock | 11/03/2016 | Adar Bays Llc
Shares Issued		1,028,681
Common Stock | 11/03/2016 | Black Forest Capital Llc
Shares Issued		370,000
Common Stock | 11/03/2016 | Auctus Fund Llc
Shares Issued		374,500
Common Stock | 11/04/2016 | Microcap Equity Group Llc
Shares Issued		512,315
Common Stock | 11/04/2016 | Tangiers Investment Group Llc
Shares Issued		1,381,761
Common Stock | 11/04/2016 | Kodiak Capital
Shares Issued		824,694
Common Stock | 11/05/2016 | Adar Bays Llc
Shares Issued		465,116
Common Stock | 11/06/2016 | Adar Bays Llc
Shares Issued		462,264
Common Stock | 11/07/2016 | Adar Bays Llc
Shares Issued		664,528
Common Stock | 11/08/2016 | EMA Financial Llc
Shares Issued		895,500
Common Stock | 11/08/2016 | Adar Bays Llc
Shares Issued		274,151
Common Stock | 11/08/2016 | Black Forest Capital Llc
Shares Issued		690,000
Common Stock | 11/08/2016 | Microcap Equity Group Llc
Shares Issued		497,767
Common Stock | 11/09/2016 | Adar Bays Llc
Shares Issued		513,585
Common Stock | 11/09/2016 | Black Forest Capital Llc
Shares Issued		301,436
Common Stock | 11/09/2016 | Tangiers Investment Group Llc
Shares Issued		1,736,268
Common Stock | 11/09/2016 | Auctus Fund Llc
Shares Issued		867,000
Common Stock | 11/10/2016 | Adar Bays Llc
Shares Issued		1,028,113
Common Stock | 11/10/2016 | Microcap Equity Group Llc
Shares Issued		866,037
Common Stock | 11/11/2016 | Black Forest Capital Llc
Shares Issued		930,000
Common Stock | 11/11/2016 | Microcap Equity Group Llc
Shares Issued		744,489
Common Stock | 11/11/2016 | Tangiers Investment Group Llc
Shares Issued		2,502,534
Common Stock | 11/22/2016 | Microcap Equity Group Llc
Shares Issued		1,333,333
Common Stock | 11/22/2016 | Tangiers Investment Group Llc
Shares Issued		3,749,630
Common Stock | 11/29/20161 | Adar Bays Llc
Shares Issued		2,654,222
Common Stock | 11/29/20162 | Adar Bays Llc
Shares Issued		2,862,222
Common Stock | 12/19/2016 | Microcap Equity Group Llc
Shares Issued		7,500,000
Common Stock | 12/28/20161 | Adar Bays Llc
Shares Issued		12,076,129
Common Stock | 12/28/20162 | Adar Bays Llc
Shares Issued		13,281,290
Common Stock | 12/29/2016 | Adar Bays Llc
Shares Issued		16,069,355
Common Stock | 12/30/2016 | Adar Bays Llc
Shares Issued		16,000,000
Common Stock | 4/29/2016 | Blackbridge Capital LLC
Shares Issued		16,667
Common Stock | 5/19/2016 | EMA Financial Llc
Shares Issued		3,500
Common Stock | 5/19/2016 | Blackbridge Capital LLC
Shares Issued		6,061
Common Stock | 5/27/2016 | EMA Financial Llc
Shares Issued		50,000
Common Stock | 5/27/2016 | Blackbridge Capital LLC
Shares Issued		102,273
Common Stock | 6/3/2016 | Black Forest Capital Llc
Shares Issued		50,000
Common Stock | 6/6/2016 | Auctus Fund Llc
Shares Issued		54,703
Common Stock | 6/8/2016 | EMA Financial Llc
Shares Issued		63,630
Common Stock | 6/8/2016 | Blackbridge Capital LLC
Shares Issued		100,000
Common Stock | 6/9/2016 | EMA Financial Llc
Shares Issued		74,330
Common Stock | 6/9/2016 | Tangiers Investment Group Llc
Shares Issued		135,065
Common Stock | 6/10/2016 | Black Forest Capital Llc
Shares Issued		71,429
Common Stock | 6/10/2016 | Auctus Fund Llc
Shares Issued		53,370
Common Stock | 6/10/2016 | Blackbridge Capital LLC
Shares Issued		142,857
Common Stock | 6/13/2016 | EMA Financial Llc
Shares Issued		100,331
Common Stock | 6/14/2016 | Tangiers Investment Group Llc
Shares Issued		184,298
Common Stock | 6/14/2016 | Blackbridge Capital LLC
Shares Issued		81,818
Common Stock | 6/15/2016 | Black Forest Capital Llc
Shares Issued		90,909
Common Stock | 6/16/2016 | Tangiers Investment Group Llc
Shares Issued		55,632
Common Stock | 6/17/2016 | Black Forest Capital Llc
Shares Issued		122,500
Common Stock | 6/17/2016 | Blackbridge Capital LLC
Shares Issued		101,045
Common Stock | 6/20/2016 | Adar Bays Llc
Shares Issued		107,692
Common Stock | 6/20/2016 | Blackbridge Capital LLC
Shares Issued		62,084
Common Stock | 6/21/2016 | Black Forest Capital Llc
Shares Issued		122,500
Common Stock | 6/22/2016 | Black Forest Capital Llc
Shares Issued		135,000
Common Stock | 6/27/2016 | Blackbridge Capital LLC
Shares Issued		12,195
Common Stock | 7/8/2016 | Adar Bays Llc
Shares Issued		75,000
Common Stock | 7/15/2016 | Kodiak Capital
Shares Issued		158,183
Common Stock | 10/07/2016 | Kodiak Capital
Shares Issued		163,044
Common Stock | 10/17/2016 | Auctus Fund Llc
Shares Issued		166,039
Common Stock | 10/18/2016 | EMA Financial Llc
Shares Issued		179,800
Common Stock | 10/19/2016 | Black Forest Capital Llc
Shares Issued		174,000
Common Stock | 10/20/2016 | Black Forest Capital Llc
Shares Issued		190,770
Common Stock | 10/21/2016 | EMA Financial Llc
Shares Issued		216,450
Common Stock | 10/21/2016 | Black Forest Capital Llc
Shares Issued		210,000
Common Stock | 10/21/2016 | Auctus Fund Llc
Shares Issued		174,170
Common Stock | 10/25/2016 | Auctus Fund Llc
Shares Issued		239,600